Annual Fund Operating Expenses - Multi-Asset Diversified Income Index Fund - Multi-Asset Diversified Income Index Fund	Feb. 01, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	0.13%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors, L.P., the Fund’s investment advisor, the management fees paid to the Fund’s investment advisor will be reduced by the proportional amount of the management fees earned by the Fund on assets invested in other investment companies advised by the Fund’s investment advisor. This contractual agreement shall continue until the earliest of (i) January 31, 2022, (ii) its termination at the direction of the Board of Trustees or (iii) upon the termination of the investment management agreement by and between the Fund, the Trust and the Fund’s investment advisor.